Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Jan. 12, 2012
Document And Entity Information
Entity Registrant Name	DAIS ANALYTIC CORPORATION
Entity Central Index Key	0001125699
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to include the new September 30, 2011 quarter end financials.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		294,117,653
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011